Net (Loss) / Income Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net (Loss) / Income Per Share
20.	NET (LOSS)/INCOME PER SHARE

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net (loss)/income attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net (loss)/income attributable to ordinary shareholders	(394,817)	(430,542)	219,056
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net (loss)/income per share	6,830,058	6,754,134	6,727,552
Net (loss)/income per share
Basic and diluted	(57.81)	(63.74)	32.56

46,631, 39,225 and 31,931 share options were not considered in the computation of diluted net (loss)/income per share for the year ended December 31, 2019, 2020 and 2021, as the effect of potential issuances of shares for share options was anti-dilutive.